Condensed Consolidated Statements of Cash Flows (unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
OPERATING ACTIVITIES
Net loss	$ (12,276,234)	$ (11,225,224)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	2,284,549	1,016,039
Accrued debt related costs	1,890,623
Change in fair value of warrant liability	(65,546)	39,000
Depreciation and amortization of intangibles	500,818	290,362
Stock compensation	151,574	622,401
Warrants issued for professional services	20,611
Amortization of deferred commissions	74,468	65,736
Debt/warrant inducement and share price adjustment	378,214	2,384,889
Net income (loss) after adjustments for non-cash operating activities	(7,040,923)	(6,806,797)
Changes in operating assets and liabilities:
Accounts receivable	(112,250)	(177,592)
Deferred commissions	(101,613)	(171,986)
Prepaid expenses	70,762	39,033
Accounts payable	(100,444)	192,524
Accrued expenses	41,919	101,360
Accrued interest	(669,915)	1,223,396
Deferred revenue	243,914	655,357
Net cash used in operating activities	(7,668,550)	(4,944,705)
INVESTING ACTIVITIES
Purchase of fixed assets	(50,626)	(80,379)
Cash paid for acquisition	(1,750,000)
Net cash used in investing activities	(1,800,626)	(80,379)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	8,362,000	4,078,499
Repayment of notes	(4,813,160)
Issuance of shares, net of costs	5,529,566	1,197,550
Issuance of shares of convertible preferred stock, net of costs	839,300
Payment of debt issuance costs	(88,098)	(186,052)
Repayment of bank borrowing	(188,883)	(68,223)
Proceeds from bank borrowing	330,020
Net cash provided by financing activities	9,970,745	5,021,774
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	501,569	(3,310)
CASH AND CASH EQUIVALENTS
Beginning of period	150,555	82,969
End of period	652,124	79,659
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	1,540,040	140,355
NONCASH FINANCING TRANSACTIONS
Conversion of debt into equity	7,288,025	6,757,876
Debt issuance costs in exchange for notes and warrants		267,402
Conversion of accrued interest to note payable	$ 150,660	$ 43,332